Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
22.
Subsequent Events

The Company has evaluated subsequent events through the financial statement issuance date, pursuant to ASC 855-10 Subsequent Events.

Debt

On October 2, 2024, the Company paid off the assumed secured promissory note in connection with the acquisition of CLMBR, Inc. of $0.7 million.

Debt to Equity

On October 24, 2024, the Company and Lender agreed to reduce the Term Loan by $0.2 million in exchange for the issuance of 15,000 shares of common stock to the Lender at a price per Exchange Share of $16.25 (a price per share equal to the $16.25 Nasdaq Official Closing Price of September 30, 2024).

ATM

In October 2024 and November 2024 through issuance date we issued 224,480 shares of common stock for a total of $2.8 million.

Reverse Stock Split

On November 8, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of 1-for-100 (the “Reverse Stock Split”), effective as of 9:00 a.m. Eastern Time on November 11, 2024.

The Reverse Stock Split decreased the number of shares of Common Stock issued and outstanding from 41,787,040 shares to 417,870 shares, subject to adjustment for the rounding up of fractional shares. Accordingly, each holder of Common Stock now owns fewer shares of Common Stock as a result of the Reverse Stock Split. However, the Reverse Stock Split affected all holders of Common Stock uniformly and did not affect any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split resulted in an adjustment to a stockholder’s ownership of Common Stock due to the treatment of fractional shares in the Reverse Stock Split. Therefore, voting rights and other rights and preferences of the holders of Common Stock were not affected by the Reverse Stock Split (other than as a result of the treatment of fractional shares). Common stock issued pursuant to the Reverse Stock Split remains fully paid and nonassessable, without any change in the par value per share.

The Common Stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market on November 11, 2024. The trading symbol for the Common Stock remains “TRNR.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 45840Y302.

Series A Preferred Stock Certificate of Designation Amendment

On November 8, 2024, the Company filed a Certificate of Amendment (the “CoD Amendment”) to the Company’s Certificate of Designation of Series A Convertible Preferred Stock (“Series A”) with the Secretary of State of the State of Delaware to reduce the conversion price of Series A from $0.7501 to $0.0702. The Certificate of Amendment became effective with the Secretary of State of the State of Delaware upon filing.

Note 22. Subsequent Events

The Company has evaluated subsequent events through the financial statement issuance date.

Equity Line of Credit

On December 12, 2023, the Company entered into that certain common stock purchase agreement (the “Equity Line Purchase Agreement”) with an accredited investor (the “Equity Line Investor”) which was declared effective by the SEC on January 19, 2024. Under the terms and subject to the conditions of the Equity Line Purchase Agreement, the Company has the right, but not the obligation, to sell to the Equity Line Investor, and the Equity Line Investor is obligated to purchase, up to the lesser of (a) $20,000,000 in aggregate gross purchase price of newly issued Common Stock (the “Equity Line Securities”) and (b) the Exchange Cap (as defined in the Equity Line Purchase Agreement) (the “Equity Line Financing”).

Series A Preferred Stock Certificate

On January 6, 2024, the Board of Directors of the Company approved the Company’s Series A Convertible Preferred Stock, par value $0.0001 per share (“Series A Preferred Stock”). The Series A Preferred Stock is subject to certain rights, preferences, privileges, and obligations, including voluntary and mandatory conversion provisions, as well as beneficial ownership restrictions and share cap limitations, as set forth in the Certificate of Designation of Series A Convertible Preferred Stock (the “Series A Certificate”). Certain outstanding promissory notes were amended by the Company and existing investors of the Company on January 8, 2024 to allow for the conversion into shares of the Series A Preferred Stock. The Series A Preferred Stock can be issued at any time and, subject to certain exceptions as set forth in the Series A Certificate, any subsequent mandatory or voluntary conversion into common stock of the Company, par value $0.0001 per share (“Common Stock”) shall be at a conversion price at least equal to or above the closing price per share of our common stock as reported on the Nasdaq Stock Market on the last trading day immediately preceding the date that the Series A Certificate was approved by the Company’s board of directors, subject to customary adjustments for stock splits and combinations.

The Series A Certificate designated 5,000,000 shares of the Company’s preferred stock as Series A Preferred Stock. Subject to certain restrictions as specified in the Series A Certificate, and applicable legal and regulatory requirements, including without limitation, the listing requirements of the Nasdaq Stock Market, (i) each share of Series A Preferred

Stock is convertible, at the option of the holder, at any time, provided that such conversion occurs at least 12 months following the Original Issuance Date (as defined in the Series A Certificate), into such whole number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Original Issue Price (as defined in the Series A Certificate) by the Conversion Price (as defined in the Series A Certificate) in effect at the time of conversion, and (ii) upon the earliest Mandatory Conversion Time (as defined in the Series A Certificate) all outstanding shares of Series A Preferred Stock will automatically be converted into shares of Common Stock. Dividends will accrue on each share of Series A Preferred Stock at the rate per annum of 8% of the Original Issue Price of such share, plus the amount of previously accrued dividends, compounded annually, subject to certain restrictions and provisions as set forth in the Series A Certificate. The Series A Preferred Stock will not have any voting rights, other than any vote required by law or the Company’s certificate of incorporation (which does not currently provide for any such voting rights). The Series A Certificate became effective January 8, 2024.

Series B Preferred Stock Certificate

On January 21, 2024, the Board of Directors of the Company approved the Series B Certificate. The Series B Certificate designated 1,500,000 shares of the Company’s preferred stock as Series B Preferred Stock. Subject to certain conversion restrictions as specified in the Series B Certificate, and applicable legal and regulatory requirements, including without limitation, the listing requirements of the Nasdaq Stock Market, subject to and upon the receipt of the approval of the stockholders of the Company, and provided that such conversion occurs at least 24 months following the Original Issuance Date (as defined in the Series B Certificate), each share of Series B Preferred Stock shall be automatically converted into such whole number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Original Issue Price (as defined in the Series B Certificate) by the Conversion Price (as defined in the Series B Certificate) in effect at the time of conversion. In the event that stockholder approval is not obtained, the holders of the Series B Preferred Stock may voluntarily convert the Series B Preferred Stock into common stock, provided that in no event shall the number of shares of common stock issued upon such voluntary conversion exceed 19.99% of the total number of shares of common stock outstanding as of immediately prior to the execution of the Asset Purchase Agreement. The Series B Preferred Stock will not have any voting rights, other than any vote required by law or the Company’s certificate of incorporation (which does not currently provide for any such voting rights) and will not be entitled to any dividends. The Series B Certificate became effective February 2, 2024.

Senior Secured Promissory Note

On February 1, 2024, the Company entered into a Senior Secured Convertible Promissory Note (the "Note") with Treadway Holdings LLC, a lender, in the aggregate principal amount of $6,000,000, which is convertible into shares of the Company’s common stock, par value $0.0001 per share. The Note accrues interest at a rate of 2.0% per month. The maturity date of the Note is December 15, 2024.

Credit Agreement

On February 1, 2024, the Company, entered into a Credit Agreement with Vertical Investors LLC, (the “Lender”) pursuant to which the Company agreed to borrow from the Lender a term loan in the aggregate principal amount of $7,968,978 with a maturity date of June 28, 2024.. On March 28, 2024, the Company and Lender agreed to modify the Credit Agreement and extended the maturity date to December 31, 2024.

CLMBR Acquisition and Series B Preferred Stock Issuance

In October 2023, we entered into an asset purchase agreement (as amended and restated on January 22, 2024, the “Asset Purchase Agreement") with CLMBR, Inc. and CLMBR1, LLC (the "Sellers"). On February 2, 2024, pursuant to the Asset Purchase Agreement, the Company completed the Acquisition for a total purchase price enterprise value of approximately $15.4 million, consisting of the issuance at closing of shares of Common Stock with a value of $1.45 million, 357 shares and shares of non-voting Series B preferred stock with a value of $3.0 million, 1,500,000 shares to the equity holders of the Sellers (each of whom is an “accredited investor” as defined in Rule 501 under the Securities Act), the assumption by the Company of $1.5 million of subordinated debt, and the retirement of $9.4 million of senior debt.

Series A Preferred Stock Issuance

On February 15, 2024, the Company issued 2,377,258 shares of the Company’s Series A Convertible Preferred Stock to four accredited investors, each of whom was an existing investor of the Company, upon the conversion of certain outstanding promissory notes with a then-outstanding aggregate amount of approximately $4.3 million.

On March 29, 2024, the Company issued 1,500,000 shares of the Company’s Series A Convertible Preferred Stock to the Lender, upon the conversion of certain portion of outstanding debt of $3.0 million.

On March 29, 2024, the Company issued 538,039 shares of the Company’s Series A Convertible Preferred Stock to one accredited investor, who is an existing investor of the Company, upon the conversion of certain outstanding promissory notes with a then-outstanding aggregate amount of approximately $0.8 million.

On March 29, 2024, the Company issued 515,598 shares of the Company’s Series A Convertible Preferred Stock to seven accredited investors, upon the conversion of certain portion of outstanding accounts payable in the aggregate amount of approximately $0.9 million.

Woodway Distribution Agreement

On February 20, 2024, the Company entered into an Exclusive Distribution Agreement with WOODWAY USA, INC., pursuant to which the Company granted to the Distributor the exclusive right to sell and distribute the Company’s CLMBR product anywhere in the world in the commercial market. The Distribution Agreement has a five year term and is automatically renewable for further five year terms unless the Distributor cancels at least 90 days prior to the expiration of the term. Pursuant to the Distributor Agreement, the Distributor will place an order for 2,150 units of the Company’s CLMBR product.